Warrants (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 Warrant $ / shares shares	Dec. 31, 2019 Warrant $ / shares shares	Dec. 31, 2018 Warrant $ / shares
Statements Line Items
Number of warrants expired during period | shares	0	5,715,500
Weighted average exercise price of warrants expired during period	$ 0	$ 19.08
Warrants outstanding | Warrant	5,480,000	5,480,000	11,195,500
Warrants outstanding, weighted average exercise price	$ 36.50	$ 36.50	$ 27.61